Corporate Information	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Corporate Information
1.
CORPORATE INFORMATION

Viking Holdings Ltd (“VHL” or the “Company”) is a Bermuda company, incorporated on July 21, 2010, whose registered address is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. The Company is registered in Bermuda as an exempted company and, pursuant to Section 14(3) of the Companies Act 1981, has perpetual succession. The Company’s majority shareholder is Viking Capital Limited (“VCAP”), which is registered in the Cayman Islands as an exempted company.

The principal business activity of the Company and its subsidiaries (the “Group”) is a travel company primarily focused on providing passenger cruises.

The interim condensed consolidated financial statements of the Group (“interim financial statements”) for the three and six months ended June 30, 2026 were authorized for issuance by the Company’s Board of Directors on August 19, 2026.